Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,179,650
Previously Paid Amount	0
Total Fee Amount	4,159.32
Total Offset Amount	0
Net Fee	$ 4,159.32